RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Counterparty Credit Risk (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD
Concentration Risk [Line Items]
Financing receivable, recorded investment, past due		CAD 0
Provision for other credit losses		0
Customer Concentration Risk
Concentration Risk [Line Items]
Credit risk concentration	$ 149	CAD 200	$ 179	CAD 248